November 13, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

     Re:  MuniAssets Fund, Inc.
     Pre-Effective Amendment No. 1 to the
     Registration Statement on Form N-14
     (Securities Act File No. 333-65446 and
     Investment Company Act File No. 811-07642)
     ------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniAssets Fund, Inc. (the "Fund") hereby certifies that:

(1) the form of prospectus that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14; and

(2) the text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on September 10, 2001.


                                            Very truly yours,

                                            MuniAssets Fund, Inc.


                                            By:   /s/ Bradley J. Lucido
                                               ------------------------------
                                                  Bradley J. Lucido
                                                  Secretary